UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2005


[LOGO OF USAA]
    USAA(R)

                     USAA HIGH-YIELD
                             OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

               1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (69.0%)

               AEROSPACE & DEFENSE (1.1%)
    $2,000     BE Aerospace, Inc., Senior Subordinated Notes, Series B                        8.88%        5/01/2011     $  2,115
     1,250     K & F Acquisition, Inc., Senior Subordinated Notes                             7.75        11/15/2014        1,256
       500     Moog, Inc., Senior Subordinated Notes                                          6.25         1/15/2015          499
                                                                                                                         --------
                                                                                                                            3,870
                                                                                                                         --------
               AGRICULTURAL PRODUCTS (0.6%)
     2,000     Southern States Cooperative, Inc., Senior Notes(a)                            10.50        11/01/2010        2,110
                                                                                                                         --------
               AIR FREIGHT & LOGISTICS (0.2%)
     1,000     Park Ohio Industries, Inc., Senior Subordinated Notes                          8.38        11/15/2014          878
                                                                                                                         --------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.3%)
     1,000     Jostens IH Corp., Senior Subordinated Notes                                    7.63        10/01/2012          992
       500     Kellwood Co., Debentures                                                       7.63        10/15/2017          449
       500     Kellwood Co., Senior Notes                                                     7.88         7/15/2009          497
     1,000     Levi Strauss & Co., Senior Notes                                               8.80(q)      4/01/2012          999
       600     Oxford Industries, Inc., Senior Notes                                          8.88         6/01/2011          620
     1,000     Quicksilver, Inc., Senior Notes(a)                                             6.88         4/15/2015          933
                                                                                                                         --------
                                                                                                                            4,490
                                                                                                                         --------
               AUTO PARTS & EQUIPMENT (0.7%)
       250     Affinia Group, Inc., Senior Subordinated Notes(a)                              9.00        11/30/2014          192
     1,000     Lear Corp., Senior Notes, Series B                                             8.11         5/15/2009          930
       200     Tenneco Automotive, Inc., Senior Subordinated Notes                            8.63        11/15/2014          191
     1,000     Tenneco Automotive, Inc., Senior Secured Notes, Series B                      10.25         7/15/2013        1,089
                                                                                                                         --------
                                                                                                                            2,402
                                                                                                                         --------
               AUTOMOBILE MANUFACTURERS (0.6%)
     2,000     General Motors Acceptance Corp., Notes                                         6.13         8/28/2007        1,970
                                                                                                                         --------
               BROADCASTING & CABLE TV (4.6%)
     2,000     Adelphia Communications Corp., Senior Notes, Series B                          9.88         3/01/2007        1,310
     2,500     CCH I, LLC, Senior Secured Notes(a)                                           11.00        10/01/2015        2,266
       500     CCO Holdings, LLC, Senior Notes                                                8.00(q)     12/15/2010          491
     1,000     CCO Holdings, LLC, Senior Notes, Series B(a)                                   8.75        11/15/2013          973
     2,000     Charter Communications Holdings II, Senior Notes                              10.25         9/15/2010        2,015
     2,500     Charter Communications Holdings, LLC, Senior Notes(i)                          8.63         4/01/2009        2,050
     1,000     Charter Communications, Inc., Senior Unsecured Notes, Convertible Bond(i)      4.75         6/01/2006          987
       500     Charter Communications, Inc., Senior Notes, Convertible Bond(a)                5.88        11/16/2009          363
     1,000     Insight Communications, Inc., Senior Discount Notes, 12.25%, 2/15/2006         9.89(e)      2/15/2006        1,039
     2,000     Lin Television Corp., Senior Subordinated Notes(a)                             6.50         5/15/2013        1,915
     1,500     Mediacom Broadband, LLC, Senior Notes(a,i)                                     8.50        10/15/2015        1,387
       500     Mediacom Broadband, LLC, Senior Notes                                         11.00         7/15/2013          540
     1,000     Mediacom, LLC, Senior Notes                                                    7.88         2/15/2011          945
                                                                                                                         --------
                                                                                                                           16,281
                                                                                                                         --------
               BUILDING PRODUCTS (0.5%)
     2,000     Nortek, Inc., Senior Subordinated Notes                                        8.50         9/01/2014        1,905
                                                                                                                         --------
               CASINOS & GAMING (0.6%)
     1,000     Choctaw Resort Development Enterprise, Senior Notes(a)                         7.25        11/15/2019        1,005
       250     Mohegan Tribal Gaming Auth., Senior Notes                                      6.13         2/15/2013          244
     1,000     Mohegan Tribal Gaming Auth., Senior Subordinated Notes                         6.88         2/15/2015        1,000
                                                                                                                         --------
                                                                                                                            2,249
                                                                                                                         --------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               CATALOG RETAIL (0.4%)
    $1,500     Bear Creek Corp., Senior Notes(a)                                              9.00%        3/01/2013     $  1,541
                                                                                                                         --------
               COAL & CONSUMABLE FUELS (0.1%)
       500     Peabody Energy Corp., Senior Notes(a)                                          5.88         4/15/2016          486
                                                                                                                         --------
               COMMERCIAL PRINTING (0.3%)
     1,000     Cenveo Corp., Senior Notes                                                     9.63         3/15/2012        1,060
                                                                                                                         --------
               COMMODITY CHEMICALS (0.4%)
     1,250     Lyondell Chemical Co., Senior Subordinated Notes                              10.88         5/01/2009        1,303
                                                                                                                         --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.4%)
     3,000     Case Corp., Notes                                                              7.25         1/15/2016        2,752
       250     Manitowoc Co., Inc., Senior Notes                                              7.13        11/01/2013          258
       650     Manitowoc Co., Inc., Senior Subordinated Notes                                10.50         8/01/2012          726
     1,000     Navistar International Corp., Senior Notes, Series B                           6.25         3/01/2012          903
     1,000     Terex Corp., Senior Subordinated Notes                                         7.38         1/15/2014          995
     1,000     United Rentals North America, Inc., Senior Notes                               6.50         2/15/2012          955
     2,000     United Rentals North America, Inc., Senior Subordinated Notes(i)               7.75        11/15/2013        1,900
                                                                                                                         --------
                                                                                                                            8,489
                                                                                                                         --------
               CONSTRUCTION MATERIALS (1.1%)
     2,000     Mueller Group, Inc., Senior Subordinated Notes                                10.00         5/01/2012        2,130
     1,000     Mueller Holdings, Inc., Senior Discount Notes, 14.75%, 4/15/2009              10.91(e)      4/15/2009          735
     1,000     Panolam Industries International, Inc., Senior Subordinated Notes(a)          10.75        10/01/2013          965
                                                                                                                         --------
                                                                                                                            3,830
                                                                                                                         --------
               CONSUMER FINANCE (0.8%)
     2,000     Ford Motor Credit Co., Senior Notes                                            4.95         1/15/2008        1,876
     1,000     General Motors Acceptance Corp., Notes                                         6.75        12/01/2014          958
                                                                                                                         --------
                                                                                                                            2,834
                                                                                                                         --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
     5,000     Iron Mountain, Inc., Senior Subordinated Notes                                 7.75         1/15/2015        5,025
       500     Sungard Data Systems, Inc., Senior Unsecured Notes(a)                          9.13         8/15/2013          514
     1,000     Sungard Data Systems, Inc., Senior Subordinated Notes(a)                      10.25         8/15/2015          995
                                                                                                                         --------
                                                                                                                            6,534
                                                                                                                         --------
               DISTRIBUTORS (0.1%)
       500     Adesa, Inc., Senior Subordinated Notes                                         7.63         6/15/2012          503
                                                                                                                         --------
               DIVERSIFIED CHEMICALS (1.0%)
       750     Equistar Chemical Co., Senior Unsecured Notes                                 10.63         5/01/2011          825
       461     Huntsman ICI Chemicals, LLC, Senior Subordinated Notes                        10.13         7/01/2009          477
     2,500     Huntsman International, LLC, Senior Subordinated Notes(a)                      7.38         1/01/2015        2,381
                                                                                                                         --------
                                                                                                                            3,683
                                                                                                                         --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.8%)
       500     Brickman Group Ltd., Senior Subordinated Notes, Series B                      11.75        12/15/2009          558
       360     Coinmach Corp., Senior Notes                                                   9.00         2/01/2010          365
     1,500     Knowledge Learning Corp., Senior Subordinated Notes(a)                         7.75         2/01/2015        1,402
       600     Mac-Gray Corp., Senior Notes(a)                                                7.63         8/15/2015          608
     3,500     Williams Scotsman, Inc., Senior Notes(a)                                       8.50        10/01/2015        3,552
                                                                                                                         --------
                                                                                                                            6,485
                                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED METALS & MINING (0.3%)
     $ 625     Compass Minerals Group, Inc., Guaranteed Senior Subordinated Notes            10.00%        8/15/2011     $    676
       500     Peabody Energy Corp., Senior Notes, Series B                                   6.88         3/15/2013          517
                                                                                                                         --------
                                                                                                                            1,193
                                                                                                                         --------
               DRUG RETAIL (0.4%)
     1,500     Rite Aid Corp., Senior Secured Notes                                           8.13         5/01/2010        1,526
                                                                                                                         --------
               ELECTRIC UTILITIES (0.8%)
       974     FPL Energy National Wind Portfolio, LLC, Senior Secured Bonds(a)               6.13         3/25/2019          969
       871     FPL Energy Wind Funding, LLC, Notes(a)                                         6.88         6/27/2017          893
     1,000     Texas Genco, LLC, Senior Notes(a)                                              6.88        12/15/2014        1,080
                                                                                                                         --------
                                                                                                                            2,942
                                                                                                                         --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       500     General Cable Corp., Senior Notes                                              9.50        11/15/2010          529
       500     UCAR Finance, Inc., Senior Notes                                              10.25         2/15/2012          527
                                                                                                                         --------
                                                                                                                            1,056
                                                                                                                         --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
     1,500     Itron, Inc., Senior Subordinated Notes                                         7.75         5/15/2012        1,526
                                                                                                                         --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
     1,000     Allied Waste North America, Inc., Senior Notes(a)                              7.25         3/15/2015          984
     1,000     Allied Waste North America, Inc., Senior Notes                                 7.88         4/15/2013        1,027
                                                                                                                         --------
                                                                                                                            2,011
                                                                                                                         --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
       500     IMC Global, Inc., Debentures(i)                                                6.88         7/15/2007          510
       500     IMC Global, Inc., Senior Notes                                                10.88         8/01/2013          582
                                                                                                                         --------
                                                                                                                            1,092
                                                                                                                         --------
               GAS UTILITIES (0.3%)
       500     Holly Energy Partners, LP, Senior Notes(a)                                     6.25         3/01/2015          490
       500     Southern Star Central Corp., Senior Secured Notes                              8.50         8/01/2010          535
                                                                                                                         --------
                                                                                                                            1,025
                                                                                                                         --------
               HEALTH CARE EQUIPMENT (0.3%)
       500     Fisher Scientific International, Inc., Senior Subordinated Notes               6.75         8/15/2014          519
       500     Insight Health Services Corp., Senior Subordinated Notes, Series B(i)          9.88        11/01/2011          377
                                                                                                                         --------
                                                                                                                              896
                                                                                                                         --------
               HEALTH CARE FACILITIES (1.2%)
       500     Community Health Systems, Inc., Senior Subordinated Notes                      6.50        12/15/2012          501
     1,000     Select Medical Corp., Senior Subordinated Notes                                7.63         2/01/2015          940
     2,000     Tenet Healthcare Corp., Senior Notes(i)                                        6.38        12/01/2011        1,755
       500     Triad Hospitals, Inc., Senior Subordinated Notes                               7.00        11/15/2013          502
       500     United Surgical Partners, Inc., Senior Subordinated Notes                     10.00        12/15/2011          542
                                                                                                                         --------
                                                                                                                            4,240
                                                                                                                         --------
               HEALTH CARE SERVICES (0.9%)
       500     Alliance Imaging, Inc., Senior Subordinated Notes                              7.25        12/15/2012          443
       750     AMR Holdco, Inc./EmCare Holdco, Inc., Senior Subordinated Notes(a)            10.00         2/15/2015          808
     2,000     Psychiatric Solutions, Inc., Senior Subordinated Notes                         7.75         7/15/2015        2,082
                                                                                                                         --------
                                                                                                                            3,333
                                                                                                                         --------
               HOME FURNISHINGS (0.6%)
       500     Interface, Inc., Senior Notes                                                 10.38         2/01/2010          541
     1,500     Sealy Mattress Co., Senior Subordinated Notes(i)                               8.25         6/15/2014        1,519
                                                                                                                         --------
                                                                                                                            2,060
                                                                                                                         --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               HOMEBUILDING (0.3%)
    $1,000     William Lyon Homes, Inc., Senior Secured Notes                                 7.63%       12/15/2012     $    900
                                                                                                                         --------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
     1,500     Kerzner International, Ltd., Senior Subordinated Notes(a)                      6.75        10/01/2015        1,425
                                                                                                                         --------
               HOUSEHOLD APPLIANCES (0.1%)
       427     Windmere-Durable Holdings, Inc., Senior Subordinated Notes                    10.00         7/31/2008          408
                                                                                                                         --------
               HOUSEHOLD PRODUCTS (0.7%)
     3,650     JohnsonDiversey Holdings Inc., Senior Discount Notes, 10.67%, 5/15/2007        9.10(e)      5/01/2007        2,664
                                                                                                                         --------
               HOUSEWARES & SPECIALTIES (0.3%)
     1,000     Ames True Temper Inc., Senior Notes                                            8.15(q)      1/15/2012          948
                                                                                                                         --------
               INDUSTRIAL MACHINERY (0.1%)
       500     Valmont Industries, Inc., Senior Subordinated Notes                            6.88         5/01/2014          511
                                                                                                                         --------
               INTEGRATED TELECOMMUNICATION SERVICES (4.2%)
     2,500     Hawaiian Telcom Communications, Inc., Senior Notes(a,i)                        9.75         5/01/2013        2,494
     1,000     LCI International, Inc., Senior Notes                                          7.25         6/15/2007          987
     2,000     MCI, Inc., Senior Unsecured Notes                                              7.69         5/01/2009        2,080
       250     Northwestern Bell Telephone Co., Debentures                                    6.25         1/01/2007          254
     2,000     Qwest Capital Funding, Inc., Notes(i)                                          7.90         8/15/2010        1,995
     1,000     Qwest Communications International, Inc., Senior Notes                         7.29(q)      2/15/2009        1,005
     2,000     Qwest Communications International, Inc., Senior Notes(i)                      7.50         2/15/2014        1,910
     3,500     Qwest Services Corp., Senior Subordinated Secured Notes                       14.50        12/15/2014        4,252
                                                                                                                         --------
                                                                                                                           14,977
                                                                                                                         --------
               LEISURE FACILITIES (0.9%)
     2,000     Bally Total Fitness Holding Corp., Senior Notes(i)                            10.50         7/15/2011        2,040
     1,500     Town Sports International Holdings, Inc., Senior Discount
                  Notes, 11.00%, 2/01/2009                                                   11.00(e)      2/01/2009        1,009
                                                                                                                         --------
                                                                                                                            3,049
                                                                                                                         --------
               LEISURE PRODUCTS (0.3%)
     1,000     Riddell Bell Holdings, Inc., Senior Subordinated Notes                         8.38        10/01/2012          995
                                                                                                                         --------
               LIFE & HEALTH INSURANCE (0.6%)
     1,000     AAG Holding Co., Inc., Senior Notes                                            6.88         6/01/2008        1,030
     1,000     Americo Life, Inc., Senior Notes(a)                                            7.88         5/01/2013        1,026
                                                                                                                         --------
                                                                                                                            2,056
                                                                                                                         --------
               MANAGED HEALTH CARE (0.3%)
     1,000     Highmark, Inc., Senior Notes(a)                                                6.80         8/15/2013        1,075
                                                                                                                         --------
               METAL & GLASS CONTAINERS (1.0%)
       250     AEP Industries, Inc., Senior Unsubordinated Notes                              7.88         3/15/2013          239
       500     Crown Cork & Seal S.A., Senior Secured Notes                                   9.50         3/01/2011          552
     2,000     Graham Packaging Co., L.P., Senior Notes                                       8.50        10/15/2012        1,940
       500     Owens Brockway Glass Container, Inc., Senior Notes                             6.75        12/01/2014          473
       750     Tekni-Plex, Inc., Senior Subordinated Notes, Series B(i)                      12.75         6/15/2010          339
                                                                                                                         --------
                                                                                                                            3,543
                                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (1.6%)
    $2,000     Cinemark, Inc., Senior Discount Notes, 9.75%, 3/15/2009                        8.94%(e)     3/15/2009     $  1,425
     2,000     IMAX Corp., Senior Notes                                                       9.63        12/01/2010        2,130
     1,250     Lodgenet Entertainment Corp., Senior Subordinated Notes                        9.50         6/15/2013        1,359
     1,000     Loews Cineplex Entertainment Corp., Senior Subordinated Notes                  9.00         8/01/2014          968
                                                                                                                         --------
                                                                                                                            5,882
                                                                                                                         --------
               MULTI-LINE INSURANCE (1.6%)
     2,550     AFC Capital Trust I, Guaranteed Notes, Series B                                8.21         2/03/2027        2,681
     1,000     Farmers Exchange Capital, Surplus Notes(a)                                     7.05         7/15/2028        1,013
     1,700     Farmers Insurance Exchange, Surplus Notes(a)                                   8.63         5/01/2024        2,015
                                                                                                                         --------
                                                                                                                            5,709
                                                                                                                         --------
               MULTI-SECTOR HOLDINGS (1.4%)
     5,000     Leucadia National Corp., Senior Subordinated Notes                             8.65         1/15/2027        5,175
                                                                                                                         --------
               MULTI-UTILITIES (4.2%)
     2,000     Calpine Corp., Senior Notes(i)                                                 7.63         4/15/2006        1,705
     3,000     Mirant Corp., Senior Notes(u)                                                  8.30         5/01/2011        3,742
       250     MSW Energy Holdings II, LLC, Senior Secured Notes, Series B                    7.38         9/01/2010          259
       250     MSW Energy Holdings, LLC, Senior Secured Notes, Series B                       8.50         9/01/2010          268
     2,479     NRG Energy, Inc., Second Priority Senior Secured Notes                         8.00        12/15/2013        2,715
     2,500     Reliant Energy, Inc., Senior Secured Notes                                     6.75        12/15/2014        2,331
     2,000     Sierra Pacific Resources, Senior Notes                                         8.63         3/15/2014        2,202
     1,911     Tenaska Oklahoma, LP, Senior Secured Notes(a)                                  6.53        12/30/2014        1,876
                                                                                                                         --------
                                                                                                                           15,098
                                                                                                                         --------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
       750     Dresser, Inc., Senior Notes                                                    9.38         4/15/2011          785
       500     Grant Prideco, Inc., Senior Unsecured Notes(a)                                 6.13         8/15/2015          504
       500     Hanover Compressor Co., Subordinated Notes                                    10.80(m)      3/31/2007          449
       222     Hanover Equipment Trust, Senior Secured Notes, Series 2001A                    8.50         9/01/2008          232
                                                                                                                         --------
                                                                                                                            1,970
                                                                                                                         --------
               OIL & GAS EXPLORATION & PRODUCTION (2.7%)
     2,250     Energy Partners Ltd., Senior Unsecured Notes                                   8.75         8/01/2010        2,351
     2,000     Kerr-Mcgee Corp., Secured Notes                                                7.00        11/01/2011        2,010
       500     Newfield Exploration Co., Senior Subordinated Notes                            6.63         9/01/2014          515
     1,000     Pogo Producing Co., Senior Subordinated Notes(a)                               6.88        10/01/2017          995
     2,000     Southwestern Energy Co., MTN(d)                                                7.63         5/01/2027(o)     2,130
       500     Stone Energy Corp., Senior Subordinated Notes                                  6.75        12/15/2014          476
     1,000     Whiting Petroleum Corp., Senior Subordinated Notes                             7.25         5/01/2013        1,018
                                                                                                                         --------
                                                                                                                            9,495
                                                                                                                         --------
               OIL & GAS REFINING & MARKETING (0.8%)
     1,000     Amerigas Partners, LP, Senior Unsecured Notes(a)                               7.25         5/20/2015        1,029
       750     OMI Corp., Senior Notes                                                        7.63        12/01/2013          774
     1,000     Pacific Energy Partners, LP, Senior Notes                                      7.13         6/15/2014        1,048
                                                                                                                         --------
                                                                                                                            2,851
                                                                                                                         --------
               OIL & GAS STORAGE & TRANSPORTATION (1.4%)
       500     Overseas Shipholding Group, Inc., Senior Notes                                 8.25         3/15/2013          535
     2,000     Targa Resources, Inc., Senior Notes(a)                                         8.50        11/01/2013        2,040
     2,000     Tennessee Gas Pipeline Co., Debentures                                         7.00        10/15/2028        1,930
       500     Transcontinental Gas Pipeline Corp., Senior Notes, Series B                    8.88         7/15/2012          586
                                                                                                                         --------
                                                                                                                            5,091
                                                                                                                         --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (1.2%)
    $  500     Del Monte Corp., Senior Subordinated Notes(a)                                  6.75%        2/15/2015     $    492
       500     Del Monte Corp., Senior Subordinated Notes                                     8.63        12/15/2012          535
     2,000     Michael Foods, Inc., Senior Subordinated Notes                                 8.00        11/15/2013        2,040
     1,000     Pilgrims Pride Corp., Senior Subordinated Notes                                9.25        11/15/2013        1,105
                                                                                                                         --------
                                                                                                                            4,172
                                                                                                                         --------
               PAPER PACKAGING (1.0%)
       250     Graphic Packaging Corp., Senior Subordinated Notes                             8.63         2/15/2012          251
     1,000     Graphic Packaging International, Inc., Senior Notes                            8.50         8/15/2011          970
     2,000     Graphic Packaging International, Inc., Senior Subordinated Notes               9.50         8/15/2013        1,810
       500     Longview Fibre Co., Senior Subordinated Notes                                 10.00         1/15/2009          527
                                                                                                                         --------
                                                                                                                            3,558
                                                                                                                         --------
               PAPER PRODUCTS (0.3%)
     1,000     Boise Cascade, LLC, Senior Subordinated Notes                                  7.13        10/15/2014          888
                                                                                                                         --------
               PERSONAL PRODUCTS (0.9%)
     1,100     Chattem, Inc., Senior Subordinated Notes                                       7.00         3/01/2014        1,122
       750     Del Laboratories, Inc., Senior Subordinated Notes                              8.00         2/01/2012          573
       750     Elizabeth Arden, Inc., Senior Subordinated Notes                               7.75         1/15/2014          752
       652     Jafra Cosmetics International, Inc., Senior Subordinated Notes                10.75         5/15/2011          719
                                                                                                                         --------
                                                                                                                            3,166
                                                                                                                         --------
               PHARMACEUTICALS (0.1%)
       500     Warner Chilcott Corp., Senior Subordinated Notes(a)                            8.75         2/01/2015          463
                                                                                                                         --------
               PROPERTY & CASUALTY INSURANCE (2.4%)
     2,000     First American Capital Trust I, Cumulative Trust Preferred Securities          8.50         4/15/2012        2,233
     1,000     Kingsway America, Inc., Senior Notes                                           7.50         2/01/2014        1,022
     2,000     Markel Capital Trust I, Capital Securities, Series B                           8.71         1/01/2046        2,142
     1,000     Ohio Casualty Corp., Notes                                                     7.30         6/15/2014        1,063
     2,000     Zenith National Insurance Capital Trust(a,d)                                   8.55         8/01/2028        2,035
                                                                                                                         --------
                                                                                                                            8,495
                                                                                                                         --------
               PUBLISHING (1.7%)
     1,700     Advanstar Communications, Inc., Second Priority
                  Senior Secured Exchange Notes                                              10.75         8/15/2010        1,891
     1,000     American Media Operations, Inc., Senior Subordinated Notes, Series B          10.25         5/01/2009          955
     1,500     Houghton Mifflin Co., Senior Subordinated Notes(i)                             9.88         2/01/2013        1,571
     2,000     Penton Media, Inc., Senior Subordinated Notes                                 10.38         6/15/2011        1,810
                                                                                                                         --------
                                                                                                                            6,227
                                                                                                                         --------
               REAL ESTATE INVESTMENT TRUSTS (0.7%)
     1,000     Host Marriott, LP, Senior Notes                                                6.38         3/15/2015          972
       500     Host Marriott, LP, Senior Notes                                                7.13        11/01/2013          509
       500     Host Marriott, LP, Senior Unsecured Notes, Series I                            9.50         1/15/2007          523
       500     Thornburg Mortgage, Inc., Senior Notes                                         8.00         5/15/2013          489
                                                                                                                         --------
                                                                                                                            2,493
                                                                                                                         --------
               REINSURANCE (1.1%)
     2,000     Platinum Underwriters Finance, Inc., Notes(a)                                  7.50         6/01/2017        1,964
     2,000     PXRE Capital Trust I, Pass-Through Certificates                                8.85         2/01/2027        1,975
                                                                                                                         --------
                                                                                                                            3,939
                                                                                                                         --------
               RESTAURANTS (1.2%)
     1,250     Friendly Ice Cream Corp., Senior Notes(i)                                      8.38         6/15/2012        1,163
     1,000     Landry's Restaurants, Inc., Senior Notes                                       7.50        12/15/2014          925
     2,250     Sbarro, Inc., Senior Notes(i)                                                 11.00         9/15/2009        2,227
                                                                                                                         --------
                                                                                                                            4,315
                                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY CHEMICALS (1.6%)
    $1,000     Crompton Corp., Senior Secured Notes                                           9.88%        8/01/2012     $  1,125
       500     ISP Chemco, Inc., Senior Subordinated Notes, Series B                         10.25         7/01/2011          533
     1,000     Nalco Co., Senior Subordinated Notes                                           8.88        11/15/2013        1,028
       500     Pliant Corp., Senior Secured Notes(i)                                         11.13         9/01/2009          409
     1,500     PQ Corp., Senior Subordinated Notes(a)                                         7.50         2/15/2013        1,372
     1,000     Rockwood Specialties Group, Inc., Senior Subordinated Notes(a)                 7.50        11/15/2014          975
       365     Rockwood Specialties Group, Inc., Senior Subordinated Notes                   10.63         5/15/2011          392
                                                                                                                         --------
                                                                                                                            5,834
                                                                                                                         --------
               SPECIALTY STORES (1.1%)
       500     General Nutrition Center, Inc., Senior Subordinated Notes                      8.50        12/01/2010          420
     1,500     Pep Boys - Manny, Moe & Jack, Inc., Senior Subordinated Notes(i)               7.50        12/15/2014        1,408
     2,250     Petro Stopping Centers, LP, Senior Notes                                       9.00         2/15/2012        2,211
                                                                                                                         --------
                                                                                                                            4,039
                                                                                                                         --------
               STEEL (0.6%)
     2,000     AK Steel Holding Corp., Senior Notes(i)                                        7.75         6/15/2012        1,820
       325     U.S. Steel, LLC, Senior Notes                                                 10.75         8/01/2008          362
                                                                                                                         --------
                                                                                                                            2,182
                                                                                                                         --------
               TIRES & RUBBER (0.9%)
     2,925     Goodyear Tire & Rubber Co., Senior Secured Notes(a)                           12.50         3/01/2011        3,247
                                                                                                                         --------
               TOBACCO (0.5%)
     2,000     Universal Corp., MTN, Series C                                                 5.20        10/15/2013        1,791
                                                                                                                         --------
               WIRELESS TELECOMMUNICATION SERVICES (3.4%)
     1,250     Airgate PCS, Inc., Senior Secured Notes                                        7.90(q)     10/15/2011        1,288
     1,000     American Tower Corp., Senior Notes(i)                                          7.50         5/01/2012        1,053
     1,000     Centennial Communications Corp., Senior Notes                                  8.13         2/01/2014        1,035
     1,000     Intelsat, Ltd., Senior Notes                                                   5.25        11/01/2008          915
     2,000     IPCS, Inc., Senior Notes                                                      11.50         5/01/2012        2,270
       250     Nextel Partners, Inc., Senior Notes                                            8.13         7/01/2011          268
       468     Nextel Partners, Inc., Senior Notes                                           12.50        11/15/2009          498
     1,150     Panamsat Corp., Senior Notes(i)                                                9.00         8/15/2014        1,216
     2,000     Panamsat Holding Corp., Senior Discount Notes, 10.38%, 11/01/2009              8.74(e)     11/01/2009        1,387
     1,000     Rural Cellular Corp., Senior Subordinated Notes(i)                             9.75         1/15/2010        1,001
       500     SBA Communications Corp., Senior Notes                                         8.50        12/01/2012          549
       783     SBA Telecom, Inc., Senior Discount Notes, 9.75%, 12/15/2007                    9.75(e)     12/16/2007          714
                                                                                                                         --------
                                                                                                                           12,194
                                                                                                                         --------
               Total corporate obligations (cost: $246,356)                                                               246,628
                                                                                                                         --------
               EURODOLLAR AND YANKEE OBLIGATIONS (12.7%)(f)

               ALUMINUM (0.3%)
     1,000     Novelis, Inc., Senior Notes (Canada)(a)                                        7.25         2/15/2015          928
                                                                                                                         --------
               BROADCASTING & CABLE TV (1.3%)
     1,145     CanWest Media, Inc., Senior Subordinated Notes, Series B (Canada)              8.00         9/15/2012        1,199
       500     NTL Cable plc, Senior Notes (United Kingdom)                                   8.75         4/15/2014          528
       500     NTL Cable plc, Senior Notes (United Kingdom)                                   9.75         4/15/2014          909
     2,000     UPC Holding B.V., Senior Notes (Netherlands)(a,l)                              7.75         1/15/2014        2,217
                                                                                                                         --------
                                                                                                                            4,853
                                                                                                                         --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               COMMODITY CHEMICALS (0.2%)
    $  650     BCP Crystal US Holdings Corp., Senior Subordinated Notes (Germany)             9.63%        6/15/2014     $    718
                                                                                                                         --------
               DIVERSIFIED BANKS (0.6%)
     2,000     UFJ Finance Aruba AEC, Notes (Japan)                                           8.75        11/13/2049        2,176
                                                                                                                         --------
               DIVERSIFIED METALS & MINING (0.3%)
     1,000     Glencore Funding, LLC, Notes (Switzerland)(a)                                  6.00         4/15/2014          923
                                                                                                                         --------
               DRUG RETAIL (0.8%)
     3,100     Jean Coutu Group PJC, Inc., Senior Subordinated Notes (Canada)(i)              8.50         8/01/2014        2,891
                                                                                                                         --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       850     Fimep S.A., Senior Notes (France)                                             10.50         2/15/2013          973
                                                                                                                         --------
               FOOD RETAIL (1.4%)
     4,659     Ahold Lease USA, Inc., Pass-Through Certificates,
                  Series 2001, Class A-1 (Netherlands)(d)                                     7.82         1/02/2020        5,014
                                                                                                                         --------
               FOREST PRODUCTS (0.7%)
     1,000     Ainsworth Lumber Co. Ltd., Senior Notes (Canada)                               7.77(q)     10/01/2010        1,005
     1,000     Tembec Industries, Inc., Senior Notes (Canada)(i)                              7.75         3/15/2012          643
     1,500     Tembec Industries, Inc., Senior Unsecured Notes (Canada)(i)                    8.63         6/30/2009        1,020
                                                                                                                         --------
                                                                                                                            2,668
                                                                                                                         --------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       750     Intrawest Corp., Senior Notes (Canada)                                         7.50        10/15/2013          765
                                                                                                                         --------
               INDUSTRIAL CONGLOMERATES (0.6%)
     2,000     Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)                     6.25         1/24/2014        2,073
                                                                                                                         --------
               MARINE (0.6%)
       500     CP Ships Ltd., Senior Notes (Canada)                                          10.38         7/15/2012          569
     1,000     Stena AB, Senior Notes (Sweden)                                                7.00        12/01/2016          930
       500     Stena AB, Senior Notes (Sweden)                                                9.63        12/01/2012          543
                                                                                                                         --------
                                                                                                                            2,042
                                                                                                                         --------
               MULTI-UTILITIES (0.1%)
     1,000     Calpine Canada Energy Finance, Senior Notes (Canada)(i)                        8.50         5/01/2008          548
                                                                                                                         --------
               OIL & GAS DRILLING (0.3%)
       971     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                       5.33         8/01/2013          950
                                                                                                                         --------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
     1,000     Compagnie Generale de Geophysique, Senior Notes (France)(a)                    7.50         5/15/2015        1,045
                                                                                                                         --------
               PAPER PACKAGING (0.8%)
     1,000     JSG Funding plc, Senior Subordinated Notes (Ireland)(i)                        7.75         4/01/2015          820
     2,000     JSG Funding plc, Senior Notes (Ireland)                                        9.63        10/01/2012        1,950
                                                                                                                         --------
                                                                                                                            2,770
                                                                                                                         --------
               PAPER PRODUCTS (1.3%)
     2,000     Abitibi-Consolidated, Inc., Senior Notes (Canada)(i)                           8.38         4/01/2015        1,865
     2,098     Cascades, Inc., Senior Notes (Canada)                                          7.25         2/15/2013        1,888
     1,000     Fraser Papers, Inc., Senior Notes (Canada)                                     8.75         3/15/2015          875
                                                                                                                         --------
                                                                                                                            4,628
                                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                 MARKET
    AMOUNT                                                                                  COUPON                          VALUE
     (000)     SECURITY                                                                       RATE          MATURITY        (000)
---------------------------------------------------------------------------------------------------------------------------------
               RAILROADS (1.2%)
    $4,000     TFM S.A. de C.V., Senior Notes (Mexico)(a,d)                                   9.38%        5/01/2012     $  4,340
                                                                                                                         --------
               REAL ESTATE INVESTMENT TRUSTS (0.3%)
     1,000     Westfield Capital Corp., Senior Notes (Australia)(a)                           5.13        11/15/2014          978
                                                                                                                         --------
               SEMICONDUCTORS (0.3%)
     1,750     New Asat Finance Ltd., Senior Notes (Hong Kong)                                9.25         2/01/2011        1,146
                                                                                                                         --------
               SPECIALTY CHEMICALS (0.8%)
     3,000     Nell AF SARL, Senior Notes (Luxembourg)(a)                                     8.38         8/15/2015        2,895
                                                                                                                         --------
               Total Eurodollar and Yankee obligations (cost: $47,148)                                                     45,324
                                                                                                                         --------

               ASSET-BACKED SECURITIES (4.8%)

               AIRLINES (4.1%)
               America West Airlines, Inc., Pass-Through Certificates,
     1,606        Series 1998-1, Class A, EETC                                                6.87         1/02/2017        1,579
     1,042        Series 1998-1, Class B(d)                                                   7.12         1/02/2017          964
     4,000     American Airlines, Inc., Pass-Through Certificates,
                  Series 2001-1, Class A-2, EETC(i)                                           6.82         5/23/2011        3,595
     1,337     Continental Airlines, Inc., Pass-Through Certificates,
                  Series 2001-1, Class C                                                      7.03        12/15/2012        1,203
               Continental Airlines, Inc., Pass-Through Certificates,
     1,564        Series 2000-2, Class A-1                                                    7.71        10/02/2022        1,544
       868        Series 2000-1, Class C-1                                                    8.50         5/01/2011          795
     5,078     United Airlines, Pass-Through Certificates, Series 2000-1, Class A-1(v)        7.78         7/01/2015        4,925
                                                                                                                         --------
                                                                                                                           14,605
                                                                                                                         --------
               ASSET-BACKED FINANCING (0.7%)
       772     Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC        4.35(q)      3/15/2019          727
     2,000     ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2(d)             6.64         3/20/2007        1,997
                                                                                                                         --------
                                                                                                                            2,724
                                                                                                                         --------
               Total asset-backed securities (cost: $17,208)                                                               17,329
                                                                                                                         --------

               MUNICIPAL OBLIGATIONS (0.8%)

               NURSING/CCRC (0.5%)
     2,000     Statewide Communities Development Auth., CA, COP, SAVRS,
                  Series 1999 (INS)(r)                                                        4.20        11/17/2005        2,000
                                                                                                                         --------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)
     1,000     Short Pump Town Center Community Development Auth., VA, RB(a)                  6.26         2/01/2009        1,015
                                                                                                                         --------
               Total municipal obligations (cost: $3,000)                                                                   3,015
                                                                                                                         --------

               MORTGAGE-BACKED SECURITIES (0.1%)

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(g)
     8,766     CS First Boston Corp., Series 1998-C1, Class AX (acquired 6/13/2003;
                  cost: $426)(h) (cost: $283)                                                 0.97        11/11/2005          308
                                                                                                                         --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                           MARKET
    NUMBER                                                                                                                  VALUE
 OF SHARES     SECURITY                                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (5.6%)

               COMMON STOCKS (2.2%)
               --------------------
               BROADCASTING & CABLE TV (0.2%)
    32,516     RCN Corp.*                                                                                                $    660
                                                                                                                         --------
               CASINOS & GAMING (0.1%)
     5,000     Harrah's Entertainment, Inc.                                                                                   302
                                                                                                                         --------
               COMMODITY CHEMICALS (0.1%)
    10,000     Lyondell Chemical Co.                                                                                          268
                                                                                                                         --------
               DIVERSIFIED BANKS (0.2%)
    15,000     Bank of America Corp.                                                                                          656
                                                                                                                         --------
               DIVERSIFIED METALS & MINING (0.1%)
    10,000     Compass Minerals International, Inc.                                                                           224
                                                                                                                         --------
               ELECTRIC UTILITIES (0.2%)
    15,000     American Electric Power Co., Inc.                                                                              569
                                                                                                                         --------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    60,000     Citizens Communications Co.                                                                                    735
    30,000     Iowa Telecommunication Services, Inc.                                                                          495
                                                                                                                         --------
                                                                                                                            1,230
                                                                                                                         --------
               MULTI-LINE INSURANCE (0.1%)
     5,000     American International Group, Inc.                                                                             324
                                                                                                                         --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    10,000     Citigroup, Inc.                                                                                                458
                                                                                                                         --------
               PHARMACEUTICALS (0.1%)
    10,000     Merck & Co., Inc.                                                                                              282
    10,000     Pfizer, Inc.                                                                                                   218
                                                                                                                         --------
                                                                                                                              500
                                                                                                                         --------
               REAL ESTATE INVESTMENT TRUSTS (0.4%)
    25,000     Maguire Properties, Inc.                                                                                       750
    30,000     Sunstone Hotel Investors, Inc.                                                                                 672
                                                                                                                         --------
                                                                                                                            1,422
                                                                                                                         --------
               THRIFTS & MORTGAGE FINANCE (0.2%)
    20,000     Washington Mutual, Inc.                                                                                        792
                                                                                                                         --------
               TOBACCO (0.1%)
    10,000     UST, Inc.                                                                                                      414
                                                                                                                         --------
               Total common stocks (cost: $7,464)                                                                           7,819
                                                                                                                         --------
               PREFERRED SECURITIES (3.4%)
               ---------------------------
               AGRICULTURAL PRODUCTS (0.2%)
     5,000     Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                               502
                                                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                           MARKET
    NUMBER                                                                                                                  VALUE
 OF SHARES     SECURITY                                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS (1.6%)
    70,000     Felcor Lodging Trust, Inc., 8.00%, Series C, perpetual(i)                                                 $  1,694
    20,000     Maguire Properties, Inc., Series A, 7.625%, cumulative redeemable                                              509
    20,000     New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%, cumulative redeemable                        515
    20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable(i)                                            525
    20,000     Public Storage, Inc., Series C, 6.60%, perpetual                                                               494
    20,000     Regency Centers Corp., 7.25%, perpetual                                                                        505
    20,000     SL Green Realty Corp., Series C, 7.625%, perpetual                                                             509
    20,000     Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                                     505
    20,000     Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual(c)*                                             505
                                                                                                                         --------
                                                                                                                            5,761
                                                                                                                         --------
 PRINCIPAL
    AMOUNT
     (000)
----------
               REGIONAL BANKS (1.2%)
    $4,000     Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(l)                                          4,311
                                                                                                                         --------

    NUMBER
 OF SHARES
----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    30,000     Crown Castle International Corp., 6.25%, cumulative redeemable(p)                                            1,545
                                                                                                                         --------
               Total preferred securities (cost: $11,665)                                                                  12,119
                                                                                                                         --------

               WARRANTS (0.0%)(b,w)
               --------------------
               BROADCASTING & CABLE TV (0.0%)(w)
       250     Ono Finance plc, Equity Value Certificates (United Kingdom)
                  (acquired 7/16/2001; cost: $0)(a,h,l)*                                                                        -
                                                                                                                         --------
               SEMICONDUCTORS (0.0%)(w)
       500     Asat Finance, LLC (acquired 10/20/1999; cost: $0)(a,h,l)*                                                        -
                                                                                                                         --------
               WIRELESS TELECOMMUNICATION SERVICES (0.0%)(w)
       500     Independent Wireless One Holdings, Inc., Equity Value Certificates
                  (acquired 8/24/2001; cost: $0)(a,h,l)*                                                                        -
                                                                                                                         --------
               Total warrants (cost: $0)                                                                                        -
                                                                                                                         --------
               Total equity securities (cost: $19,129)                                                                     19,938
                                                                                                                         --------

 PRINCIPAL
    AMOUNT                                                                                  COUPON
     (000)                                                                                    RATE          MATURITY
----------                                                                                  ------          --------
               MONEY MARKET INSTRUMENTS (5.3%)

               COMMERCIAL PAPER (3.2%)
               -----------------------
               THRIFTS & MORTGAGE FINANCE
   $11,498     Countrywide Financial Corp.                                                   4.07%        11/01/2005       11,498
                                                                                                                         --------
               VARIABLE-RATE DEMAND NOTES (2.1%)(t)
               ------------------------------------
               PACKAGED FOODS & MEAT
     7,400     Mississippi Business Finance Corp., RB, Series 1994                           4.36(q)       2/01/2019        7,400
                                                                                                                         --------
                  Total money market instruments (cost: $18,898)                                                           18,898
                                                                                                                         --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

                                                                                                                           MARKET
    NUMBER                                                                                                                  VALUE
 OF SHARES     SECURITY                                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (11.5%)

               MONEY MARKET FUNDS (0.8%)
 2,020,953     AIM Short-Term Investment Co. Liquid Assets Portfolio, 3.81%(k)                                           $  2,021
 1,065,544     Merrill Lynch Premier Institutional Fund, 3.72%(k)                                                           1,066
                                                                                                                         --------
                                                                                                                            3,087
                                                                                                                         --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (10.7%)(j)
   $10,000     Credit Suisse First Boston, LLC, 4.02%, acquired on 10/31/2005 and due 11/01/2005 at $10,000 (collateralized by $10,310 of Freddie Mac Discount Notes(n),
                  4.09%(m), due 1/31/2006; market value $10,203)                                                           10,000
     7,000     Deutsche Bank Securities, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $7,000 (collateralized by $7,295 of Federal Home Loan Bank Bonds(n),
                  5.38%, due 6/16/2020; market value $7,141)                                                                7,000
    10,140     Lehman Brothers, Inc., 3.99%, acquired on 10/31/2005 and due 11/01/2005 at $10,140
                  (collateralized by $20,691 of Fannie Mae Notes(n), 5.24%(m), due 3/23/2028 and
                  $3,745 of Tennessee Valley Auth. Bonds, 6.79%, due 5/23/2012;
                  combined market value $10,347)                                                                           10,140
    11,000     Morgan Stanley & Co., Inc., 3.99%, acquired on 10/31/2005 and due
                  11/01/2005 at $11,000 (collateralized by $11,240 of Federal Home Loan
                  Bank Bonds(n), 4.50%, due 5/21/2007; market value $11,255)                                               11,000
                                                                                                                         --------
                                                                                                                           38,140
                                                                                                                         --------
               Total short-term investments purchased with cash collateral
                  from securities loaned (cost: $41,227)                                                                   41,227
                                                                                                                         --------

               TOTAL INVESTMENTS (COST: $393,249)                                                                        $392,667
                                                                                                                         ========

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USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

         B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2005, were $8,488,000 and $9,070,000, respectively, resulting in net unrealized depreciation of $582,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $357,576,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

        (c) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $505,000.

        (d) At October 31, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (e) Stepped coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

        (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

        (g) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

        (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2005, was $308,000, which represented 0.1% of the Fund's net assets.

        (i) The security or a portion thereof was out on loan as of October 31, 2005. The aggregate fair market value of these securities as of October 31, 2005, was approximately $39,133,000.

        (j) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (k) Rate represents the money market fund annualized seven-day yield at October 31, 2005.

        (l) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

        (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (n) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        (p) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

        (q) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

        (r) Periodic auction reset bond - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

        (s) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        (t) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2005 (UNAUDITED)

            value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

        (u) Currently the issuer is in default with respect to interest payments.

        (v) Currently the issuer is in default with respect to principal payments.

        (w) Represents less than 0.1% of net assets.

        * Non-income-producing security for the 12 months preceding October 31, 2005.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

            COP            Certificate of Participation

            EETC           Enhanced Equipment Trust Certificate

            MTN            Medium-Term Note

            RB             Revenue Bond

            SAVRS          Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

            (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp. The insurance does not guarantee the market value of the security.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

      [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
           USAA               ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48448-1205                                  (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.